INCOME TAXES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 43,458,000	$ 40,945,000
Deferred tax assets	579,000	385,000
Net Deferred Tax Assets	44,037,000	41,330,000
Less Valuation Allowance	(44,037,000)	(41,330,000)
Net Deferred Tax Assets